Putnam Investments

100 Federal Street

Boston, MA 02110

December 29, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Asset Allocation Funds (the “Trust”) (File No. 811-07121), on behalf of its series Putnam Income Strategies Portfolio
Amendment No. 47 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A, and (3) Regulation S-T. The purpose of the Amendment is to register a new series of the Trust, Putnam Income Strategies Portfolio. The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained in this Amendment is intended to amend or supersede any prior filing relating to any other series of the Trust.

It is intended that this Amendment become effective immediately upon filing in accordance with Section 8 of the 1940 Act. Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan

Counsel

cc:	Peter Fariel, Esquire, Putnam Investments
James Thomas, Esquire, Ropes & Gray LLP
James Forbes, Esquire, Ropes & Gray LLP